Share-Based Payments - Fair Value and Parameters for Equity-Settled Plans (Details)	12 Months Ended
	Dec. 31, 2024 EUR (€) Y € / shares	Dec. 31, 2023 EUR (€) Y € / shares	Dec. 31, 2022 € / shares
SHARE-BASED PAYMENTS
Weighted average share price | € / shares		€ 197.14	€ 130.59
Weighted average initial life at grant date (in years) | Y	0.9	1.1
Move (2023 Tranche)
SHARE-BASED PAYMENTS
Weighted average fair value as at grant date | €		€ 111.23
Weighted average share price | € / shares		€ 114.25
Weighted average expected dividend yield (in %)		1.79%
Weighted average initial life at grant date (in years) | Y		1.7
Move (2024 Tranche)
SHARE-BASED PAYMENTS
Weighted average fair value as at grant date | €	€ 175.09
Weighted average share price | € / shares	€ 170.4
Weighted average expected dividend yield (in %)	1.23%
Weighted average initial life at grant date (in years) | Y	1.7